Leases - Schedule of Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 159,685	$ 183,815
Operating lease liabilities – current	142,076	104,088
Operating lease liabilities – non-current	22,582	80,636
Total operating lease liabilities	$ 164,658	$ 184,724
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 1 month 28 days
Weighted average discount rate	2.30%